PROPERTY, PLANT, AND EQUIPMENT (Details 2) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Leasehold Improvements	$ 152,277	$ 68,487
Machinery and Equipment	40,632	40,632
Property, plant, and equipment, gross	192,909	109,119
Less accumulated depreciation	(17,342)	(9,695)
Property, plant and equipment, net	$ 175,567	$ 99,424